BUSINESS OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
May 31, 2025
Accounting Policies [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE 1－ BUSINESS OVERVIEW AND BASIS OF PRESENTATION

JBDI Holdings Limited (“JBDI Holdings”) was incorporated in the Cayman Islands on October 11, 2022 under the Companies Act as an exempted company with limited liability. The authorized share capital was $500,000 divided into 500,000,000 Ordinary Shares, par value $0.001 each. On February 7, 2024, for purposes of a recapitalization in anticipation of the initial public offering, the Company’s shareholders passed resolutions to effect a 1:2 share sub-division (a “forward stock split”) and to change the Company’s authorized share capital to $500,000 divided into 1,000,000,000 ordinary shares, of a par value of $0.0005 each.

JBDI Holdings, through its subsidiaries (collectively referred to as the “Company”), is mainly engaged in the reconditioning and recycling of containers in Singapore. The Company has over twenty (20) years of experience in the reconditioning and recycling of containers in the recycling industry.

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

JBDI	British Virgin Islands company Incorporated on October 10, 2022 Issued and outstanding 10,000 ordinary shares for US$10,000 Investment holding Provision of investment holding	100% owned by JBDI Holdings

Jurong Barrels	Singaporean company Incorporated on November 17, 1983 Issued and outstanding 2,000,000 ordinary shares for S$2,000,000	100% owned by JBDI

JBD Systems	Singaporean company Incorporated on May 4, 2017 Issued and outstanding 100 ordinary shares for S$100	100% owned by Jurong Barrels

Reorganization

Since 2022, the Company has completed several transactions for the purposes of a group reorganization, as below:-

On October 10, 2022, E U Holdings, Mr. Lim CP, Ms. Siow KL, Mr. Lim KS, Mr. Lim TC (initial shareholders) and Arc Development entered into the Acquisition Agreement, pursuant to which Arc Development acquired 490 Ordinary Shares of JBDI (representing approximately 4.9% shareholding interest in JBDI) from E U Holdings, Mr. Lim CP, Ms. Siow KL, Mr. Lim KS and Mr. Lim TC for consideration of US$800,000. As a term of the acquisition, E U Holdings, Mr. Lim CP, Ms. Siow KL, Mr. Lim KS and Mr. Lim TC undertook to transfer the entire issued share capital of Jurong Barrels to JBDI. Following such transfer, E U Holdings owns 5,705 Ordinary Shares, Mr. Lim CP owns 474 Ordinary Shares, Ms. Siow KL owns 1,426 Ordinary Shares, Mr. Lim KS owns 474 Ordinary Shares, Mr. Lim TC owns 1,426 Ordinary Shares and Arc Development owns 490 Ordinary Shares, respectively.

On October 10, 2022, E U Holdings entered into a transfer agreement with Goldstein for the transfer of 4.90% of the issued share capital of JBDI.

On January 12, 2023, E U Holdings, Mr. Lim CP, Ms. Siow KL, Mr. Lim KS, Mr. Lim TC and JBDI entered into a sale and purchase agreement pursuant to which E U Holdings, Mr. Lim CP, Ms. Siow KL, Mr. Lim KS and Mr. Lim TC transferred their entire shareholding interest in Jurong Barrels to JBDI. The consideration was settled by JBDI allotting and issuing 1 Ordinary Share to each of E U Holdings, Mr. Lim CP, Ms. Siow KL, Mr. Lim KS and Mr. Lim TC credited as fully paid.

On May 30, 2023, E U Holdings, Mr. Lim CP, Ms. Siow KL, Mr. Lim KS, Mr. Lim TC, Goldstein, Arc Development and JBDI Holdings entered into a reorganization agreement, pursuant to which E U Holdings, Mr. Lim CP, Ms. Siow KL, Mr. Lim KS, Mr. Lim TC, Goldstein and Arc Development transferred their respective 5,216 Ordinary Shares, 475 Ordinary Shares, 1,427 Ordinary Shares, 475 Ordinary Shares, 1,427 Ordinary Shares, 490 Ordinary Shares and 490 Ordinary Shares, respectively, to JBDI Holdings. The consideration was settled by JBDI Holdings issuing 4,704,179 Ordinary Shares, 429,292 Ordinary Shares, 1,286,074 Ordinary Shares, 429,292 Ordinary Shares, 1,286,074 Ordinary Shares, 441,919 Ordinary Shares and 441,919 Ordinary Shares to E U Holdings, Mr. Lim CP, Ms. Siow KL, Mr. Lim KS, Mr. Lim TC, Goldstein and Arc Development, respectively, credited as fully paid.

Prior to a group reorganization, JBDI was the holding company of a group of companies comprised of Jurong Barrels and JBD Systems. JBDI was held as to 52.16% by E U Holdings, 4.76% by Mr. Lim CP, 14.26% by Ms. Siow KL, 4.76% by Mr. Lim KS, 14.26% by Mr. Lim TC, 4.90% by Goldstein and 4.90% by Arc Development, the latter two of which are independent third parties. Upon completion of the reorganization, E U Holdings owns 4,704,180 Ordinary Shares, Mr. Lim CP owns 429,292 Ordinary Shares, Ms. Siow KL owns 1,286,074 Ordinary Shares, Mr. Lim KS owns 429,292 Ordinary Shares, Mr. Lim TC owns 1,286,074 Ordinary Shares, Goldstein owns 441,919 Ordinary Shares and Arc Development owns 441,919 Ordinary Shares of the Company, respectively, and JBDI, Jurong Barrels and JBD Systems become directly/indirectly owned subsidiaries.

During the financial years presented in these consolidated financial statements, the control of the entities has never changed (always under the control of JBDI Holdings). Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior years as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all years to which such entities were under common control. The consolidation of JBDI Holdings and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first year presented in the accompanying consolidated financial statements.